Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Net Litigation Related Charges	$ 22,700,000	$ 30,500,000	$ 21,600,000
Accrued litigation liabilities	136,200,000	$ 156,400,000
Other Contingencies [Member]
Loss Contingencies [Line Items]
Loss Contingency Minimum	0
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 225,000,000